Fair Value Measurements (Details) - Schedule of changes in level 3 liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning	$ 84,686	$ 12,819	$ 32,203
Debt Issuance			28,000	10,500
Losses included in net loss	4,981	22,571	29,464	24,890
Balance at Conversion	88,383		88,383
Transfer out	(88,383)		(88,383)
Balance at ending	1,284	35,390	1,284	35,390
Bridge Debentures 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning	46,733
Debt Issuance			28,000
Losses included in net loss	2,810		21,543
Balance at Conversion	49,543		49,543
Transfer out	(49,543)		(49,543)
Balance at ending
Bridge Debentures 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning	37,953	12,819	32,203
Debt Issuance				10,500
Losses included in net loss	887	22,571	6,637	24,890
Balance at Conversion	38,840		38,840
Transfer out	(38,840)		(38,840)
Balance at ending		$ 35,390		$ 35,390
Forward Purchase Derivative [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at beginning
Debt Issuance
Losses included in net loss	1,284		1,284
Balance at Conversion
Transfer out
Balance at ending	$ 1,284		$ 1,284